Note 3 - Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Details
Accumulated deficit	$ (10,464,292)	$ (5,616,686)
Net loss	(4,847,606)	(3,857,856)
Net cash used in operating activities	$ (457,380)	$ (750,750)